Basis of Preparation	12 Months Ended
Mar. 31, 2020
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Basis of Preparation
2.	Basis of Preparation
Compliance with International Financial Reporting Standards
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (“IAS”) and the related interpretations of the Standard Interpretations Committee (“SIC”) and IFRS Interpretations Committee (“IFRIC”).
Approval of Financial Statements
The consolidated financial statements were approved by Takashi Niino, President and CEO, and Takayuki Morita, Senior Executive Vice President, Member of the Board, and CFO, on June
30
, 2020.
Basis of Measurement
The consolidated financial statements have been prepared on historical cost, except for certain assets and liabilities separately stated in Note 3. “Significant Accounting Policies.”
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese yen (“JPY”), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated.
New Accounting Standards and Interpretations Adopted
During the fiscal year ended March 31, 2020, the NEC Group has adopted IFRS 16, “Leases” (“IFRS 16”) with the method of recognizing the cumulative effect of the adoption of this new standard and the new accounting policy in equity as of the date of initial application on April 1, 2019. Accordingly, the comparative information as of March 31, 2019 and for the fiscal years ended March 31, 2018 and 2019, has not been restated. For the details, please refer to Note 38. “Impact of Changes in Accounting Policies.”